                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

Morgan Stanley Fund of Funds - Domestic Portfolio
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT
For the year ended September 30, 2004

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004

                                                               LIPPER
                                            S&P 500          FLEXIBLE
                                             INDEX          PORTFOLIO
CLASS A    CLASS B    CLASS C    CLASS D    FUND(1)    FUNDS INDEX(2)
  13.95%     13.15%     13.02%     14.24%     13.87%            11.02%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Equity markets posted moderate returns for the 12-month period ended September 30, 2004. The bulk of the equity returns over the period were realized in a strong fourth-quarter rally in 2003, when the S&P 500 Index advanced 12.2 percent. Thereafter, although the markets managed to produce positive gains for the first three quarters of 2004, geopolitical tensions, high oil prices and the U.S. presidential election added uncertainty to a strained market. The dominant themes over the period were the inauguration of a new interest-rate tightening cycle, inflation and an oil price spike.

As the economic cycle matured, strong payroll growth in the spring set the stage for the Federal Reserve Board's Open Market Committee to begin a new tightening cycle in interest rates in June. As the Fed moved into tightening mode, a broad array of inflation indicators moved sharply upward, prompting concerns that interest-rate hikes would be accelerated substantially. However, as Fed officials had projected, by late summer the pass-through of higher commodity prices gave way to lower inflation. At the same time, the flow of economic data slowed materially, prompting expectations of a slower pace of Fed tightening.

By autumn, inflation pressures remained benign and economic growth for the second half of the year regained strength. However, the surge in oil prices accelerated sharply in the third quarter. Fears of supply disruptions in the Middle East and elsewhere, demand growth from China and investor speculation all contributed to record high oil prices. The persistence of these prices raised legitimate concerns about the outlook for both growth and inflation. In such an uncertain environment, stock prices and bond yields both remained range-bound.

Within the equity markets, the sector with the strongest performance over the period was energy. The S&P 500 energy sector advanced nearly 42 percent over the 12-month period under review, driven by skyrocketing oil prices. Although all sectors managed positive gains for the period, none could keep pace with energy. After leading the bull market in 2003, information technology posted the weakest returns for the 12-month period. Health care also faltered, as news of drug patent expirations and failed trials of new products tainted investor confidence.

PERFORMANCE ANALYSIS

Morgan Stanley Fund of Funds Domestic Portfolio's class B and C shares underperformed the S&P 500 Index for the 12-month period ended September 2004, while the Fund's A and D share classes modestly outperformed that index. All four-share classes of the Fund outperformed the Lipper Flexible Portfolio Funds Index.

The Portfolio's underperformance to the S&P 500 Index was largely the result of its position in both fixed income and convertible securities funds. While the S&P 500 posted double-digit returns during the period, fixed-income and convertible securities in general had far less substantial returns for the 12 months. In response, the Portfolio began to increase its equity allocation and significantly reduced its exposure to fixed income and convertible securities funds over the last quarter of the period.

At the beginning of the period, its large position in information technology added to the Fund's performance. The Portfolio's energy and natural resources positions were also positive for its returns. At the close of the period, the Fund of Funds Domestic Portfolio was invested in 20 Morgan Stanley funds. The positions of the Portfolio will be adjusted to reflect its underlying style, size and sector funds as the market warrants.

  TOP FIVE FUNDS

  Morgan Stanley S&P 500 Index Fund                  14.9%
  Morgan Stanley Value Fund                          10.1
  Morgan Stanley Value-Added Market
  Series/Equity Portfolio                             9.5
  Morgan Stanley Information Fund                     8.5
  Morgan Stanley Dividend Growth Securities           8.2

DATA AS OF SEPTEMBER 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR THE TOP FIVE FUNDS ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND OF FUNDS DOMESTIC PORTFOLIO NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN SHARES OF UNDERLYING MORGAN STANLEY FUNDS INTENDED TO GIVE THE PORTFOLIO BROAD EXPOSURE TO THE U.S. EQUITY AND FIXED-INCOME MARKETS. AT ANY TIME, THE PORTFOLIO'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., MAY ADD OR SUBSTITUTE UNDERLYING FUNDS IN WHICH THE PORTFOLIO MAY INVEST. IN DECIDING HOW TO ALLOCATE THE PORTFOLIO'S ASSETS AMONG THE SELECTED UNDERLYING FUNDS, THE INVESTMENT MANAGER CONSIDERS ITS OUTLOOK FOR THE U.S. ECONOMY AND FINANCIAL MARKETS AS WELL AS THE RELATIVE MARKET VALUATIONS OF THE UNDERLYING FUNDS. THE PORTFOLIO NORMALLY EXPECTS TO INVEST BETWEEN 50 AND 100 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS THAT INVEST PRIMARILY IN EQUITY SECURITIES AND BETWEEN 0 AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS THAT INVEST PRIMARILY IN FIXED-INCOME SECURITIES. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE PORTFOLIO MUST INVEST IN ANY UNDERLYING FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH

THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED SEPTEMBER 30, 2004 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

[CHART]

               CLASS A++    CLASS B++     CLASS C++    CLASS D++    S&P 500(1)    LIPPER(2)
11/25/1997          9475        10000         10000         10000        10000        10000
12/31/1997          9635        10169         10169         10169        10227        10179
 3/31/1998         10539        11113         11103         11134        11654        11098
 6/30/1998         10435        10973         10973         11023        12038        11269
 9/30/1998          9254         9717          9717          9787        10841        10457
12/31/1998         10795        11309         11314         11424        13149        11860
 3/31/1999         11046        11551         11598         11699        13804        12048
 6/30/1999         11848        12371         12417         12559        14777        12539
 9/30/1999         11567        12045         12102         12262        13854        12072
12/31/1999         13022        13537         13596         13809        15915        13025
 3/31/2000         13191        13689         13749         14000        16280        13347
 6/30/2000         13034        13502         13561         13833        15848        13162
 9/30/2000         13899        14368         14430         14762        15693        13359
12/31/2000         13417        13837         13898         14250        14465        12941
 3/31/2001         11932        12285         12339         12686        12750        11879
 6/30/2001         12959        13324         13383         13790        13496        12380
 9/30/2001         10112        10374         10420         10767        11515        11141
12/31/2001         12092        12380         12437         12876        12747        12008
 3/31/2002         11805        12072         12127         12584        12783        12007
 6/30/2002         10420        10633         10684         11122        11071        10972
 9/30/2002          8349         8502          8545          8916         9158         9684
12/31/2002          8848         9002          9034          9461         9931        10242
 3/31/2003          8648         8771          8815          9249         9619        10030
 6/30/2003         10121        10248         10297         10830        11099        11239
 9/30/2003         10732        10754         10890         11481        11393        11533
12/31/2003         11818        11837         11973         12664        12780        12601
 3/31/2004         12167        12156         12308         13036        12996        12899
 6/30/2004         12279        12245         12385         13155        13220        12885
 9/30/2004       $ 12229      $ 12264       $ 12308       $ 13116      $ 12973      $ 12804

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2004

                            CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+      CLASS D SHARES^
                           (SINCE 11/25/97)     (SINCE 11/25/97)     (SINCE 11/25/97)     (SINCE 11/25/97)
  SYMBOL                             DOFAX                DOFBX                DOFCX                DOFDX
  1 YEAR                              13.95%(3)            13.15%(3)            13.02%(3)            14.24%(3)
                                       7.97(4)              8.15(4)             12.02(4)                --
  5 YEARS                              1.12(3)              0.36(3)              0.34(3)              1.36(3)
                                       0.03(4)              0.03(4)              0.34(4)                --
  SINCE INCEPTION                      3.80(3)              3.03(3)              3.08(3)              4.04(3)
                                       2.98(4)              3.03(4)              3.08(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^    CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/04 - 09/30/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING          ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE     ACCOUNT VALUE      DURING PERIOD *
                                                                   -------------     --------------     ---------------
                                                                                                          04/01/04 -
                                                                     04/01/04          09/30/04            09/30/04
                                                                   -------------     --------------     ---------------
CLASS A
Actual (0.51% return)                                               $  1,000.00       $   1,005.10          $  1.25
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,023.75          $  1.26

CLASS B
Actual (0.10% return)                                               $  1,000.00       $   1,001.00          $  5.00
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,020.00          $  5.05

CLASS C
Actual (0.00% return)                                               $  1,000.00       $   1,000.00          $  5.00
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,020.00          $  5.05

CLASS D
Actual (0.61% return)                                               $  1,000.00       $   1,006.10          $  0.00
Hypothetical (5% annual return before expenses)                     $  1,000.00       $   1,025.00          $  0.00

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.25%, 1.00%, 1.00% AND 0.00% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE EXPENSE RATIOS WOULD HAVE BEEN 0.58%, 1.33%, 1.33% AND 0.33%, RESPECTIVELY.

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2004

 NUMBER OF
   SHARES                                                                          VALUE
--------------------------------------------------------------------------------------------
               COMMON STOCKS (99.5%)
      70,187   Morgan Stanley Aggressive Equity Fund*                         $      616,947
     120,595   Morgan Stanley Biotechnology Fund                                   1,942,782
      76,520   Morgan Stanley Capital Opportunities Trust*                         1,060,578
      24,914   Morgan Stanley Convertible Securities Trust                           393,138
     101,835   Morgan Stanley Developing Growth Securities Trust*                  2,061,145
      84,948   Morgan Stanley Dividend Growth Securities Inc.                      3,171,117
     185,946   Morgan Stanley Financial Services Trust                             2,802,208
     143,422   Morgan Stanley Growth Fund*                                         1,695,251
      77,970   Morgan Stanley Health Sciences Trust*                               1,508,722
     121,111   Morgan Stanley Income Builder Fund                                  1,284,992
     367,472   Morgan Stanley Information Fund*                                    3,310,919
      92,363   Morgan Stanley Nasdaq-100 Index Fund*                                 749,985
      48,098   Morgan Stanley Natural Resource Development Securities Inc.*          837,875
      76,561   Morgan Stanley Real Estate Fund                                     1,202,769
     472,442   Morgan Stanley S&P 500 Index Fund                                   5,792,136
      92,204   Morgan Stanley Special Growth Fund*                                 1,439,299
      85,658   Morgan Stanley U.S. Government Securities Trust                       788,908
      32,717   Morgan Stanley Utilities Fund                                         393,586
     317,337   Morgan Stanley Value Fund                                           3,931,807
     108,001   Morgan Stanley Value-Added Market Series/Equity Portfolio           3,707,685
                                                                              --------------
               TOTAL COMMON STOCKS
               (COST $35,430,095)                                                 38,691,849
                                                                              --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (0.5%)
               REPURCHASE AGREEMENT
$        181   Joint repurchase agreement
                 account 1.83% due 10/01/04
                 (dated 09/30/04; proceeds
                 $181,009) (a)
                 (COST $181,000)                                                     181,000
                                                                              --------------

               TOTAL INVESTMENTS
               (COST $35,611,095) (b)                                 100.0%      38,872,849

               LIABILITIES IN EXCESS OF OTHER ASSETS                   (0.0)         (10,186)
                                                                      -----   --------------
               NET ASSETS                                             100.0%  $   38,862,663
                                                                      =====   ==============

----------
  *   NON-INCOME PRODUCING SECURITY.
  (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $35,749,787. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,471,729 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $348,667, RESULTING IN NET UNREALIZED APPRECIATION OF $3,123,062.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2004

ASSETS:
Investments in securities, at value
 (cost $35,611,095)                                            $     38,872,849
Cash                                                                     40,586
Receivable for shares of beneficial
 interest sold                                                            9,451
Receivable from affiliate                                                   430
Prepaid expenses and other assets                                        22,343
                                                               ----------------
    TOTAL ASSETS                                                     38,945,659
                                                               ----------------
LIABILITIES:
Payable for:
 Distribution fee                                                        30,596
 Shares of beneficial interest redeemed                                  29,834
Accrued expenses and other payables                                      22,566
                                                               ----------------
    TOTAL LIABILITIES                                                    82,996
                                                               ----------------
    NET ASSETS                                                 $     38,862,663
                                                               ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $     42,954,611
Net unrealized appreciation                                           3,261,754
Undistributed net investment income                                         822
Accumulated net realized loss                                        (7,354,524)
                                                               ----------------
    NET ASSETS                                                 $     38,862,663
                                                               ================
CLASS A SHARES:
Net Assets                                                     $      1,895,905
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                            193,526
    NET ASSET VALUE PER SHARE                                  $           9.80
                                                               ================
MAXIMUM OFFERING PRICE PER SHARE,
 (NET ASSET VALUE PLUS 5.54% OF NET
 ASSET VALUE)                                                  $          10.34
                                                               ================
CLASS B SHARES:
Net Assets                                                     $     32,308,852
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                          3,383,698
    NET ASSET VALUE PER SHARE                                  $           9.55
                                                               ================
CLASS C SHARES:
Net Assets                                                     $      4,314,376
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                            451,536
    NET ASSET VALUE PER SHARE                                  $           9.55
                                                               ================
CLASS D SHARES:
Net Assets                                                     $        343,530
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                                             34,803
    NET ASSET VALUE PER SHARE                                  $           9.87
                                                               ================

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2004

NET INVESTMENT INCOME:
INCOME
Dividends                                                      $        332,032
Interest                                                                 10,934
                                                               ----------------
    TOTAL INCOME                                                        342,966
                                                               ----------------
EXPENSES
Distribution fee (Class A shares)                                         3,791
Distribution fee (Class B shares)                                       295,654
Distribution fee (Class C shares)                                        42,699
Transfer agent fees and expenses                                         58,151
Professional fees                                                        31,851
Shareholder reports and notices                                          23,028
Registration fees                                                        20,390
Custodian fees                                                            3,018
Other                                                                     6,871
                                                               ----------------
    TOTAL EXPENSES                                                      485,453
Less: amounts waived/reimbursed                                        (143,309)
                                                               ----------------
    NET EXPENSES                                                        342,144
                                                               ----------------
    NET INVESTMENT INCOME                                                   822
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                     1,345,242
Capital gain distributions received                                     556,879
                                                               ----------------
    NET REALIZED GAIN                                                 1,902,121
Net change in unrealized appreciation                                 1,748,826
                                                               ----------------
    NET GAIN                                                          3,650,947
                                                               ----------------
NET INCREASE                                                   $      3,651,769
                                                               ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEAR         FOR THE YEAR
                                                                                   ENDED                ENDED
                                                                             SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                             ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                                 $              822   $         (129,623)
Net realized gain (loss)                                                              1,902,121           (1,820,274)
Net change in unrealized appreciation/depreciation                                    1,748,826            7,306,012
                                                                             ------------------   ------------------
    NET INCREASE                                                                      3,651,769            5,356,115

Net increase (decrease) from transactions in shares of beneficial interest            9,823,966           (1,607,685)
                                                                             ------------------   ------------------
    NET INCREASE                                                                     13,475,735            3,748,430

NET ASSETS:
Beginning of period                                                                  25,386,928           21,638,498
                                                                             ------------------   ------------------

END OF PERIOD
(Including undistributed net investment income of
$822 and $0, respectively)                                                   $       38,862,663   $       25,386,928
                                                                             ==================   ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Fund of Funds -- Domestic Portfolio (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) until April 30, 2006. At September 30, 2004, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,937,461 at September 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $53,044 and $730, respectively and received $35,137 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2004 aggregated $27,425,388 and $15,697,224, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent. At September 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $5,800.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                      $         822
Undistributed long-term gains                                 --
                                                   -------------
Net accumulated earnings                                     822
Capital loss carryforward*                            (7,215,832)
Net unrealized appreciation                            3,123,062
                                                   -------------
Total accumulated losses                           $  (4,091,948)
                                                   =============

*During the year ended September 30, 2004, the Fund utilized $87,232 of its net capital loss carryforward. As of September 30, 2004, the Fund had a net capital loss carryforward of $7,215,832 of which $114,408 will expire on September 30, 2009, $672,400 will expire on September 30, 2010 and $6,429,024 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2004, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales.

6. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

7. PORTFOLIO LIQUIDATION
On August 13, 2004, the shareholders of Morgan Stanley Fund of Funds -- International Portfolio approved its liquidation. On August 20, 2004, the Portfolio was liquidated and the value of the Portfolio's shares were paid to its shareholders.

8. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                    FOR THE YEAR
                                                  ENDED                           ENDED
                                           SEPTEMBER 30, 2004              SEPTEMBER 30, 2003
                                      ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
                                      ------------    ------------    ------------    ------------
CLASS A SHARES
Sold                                       169,650    $  1,603,045         137,198    $  1,029,447
Redeemed                                   (79,710)       (761,520)       (160,015)     (1,199,423)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) -- Class A          89,940         841,525         (22,817)       (169,976)
                                      ------------    ------------    ------------    ------------
CLASS B SHARES
Sold                                     1,660,602      15,444,499         573,877       4,530,971
Redeemed                                  (859,474)     (7,998,992)       (780,681)     (5,792,811)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) -- Class B         801,128       7,445,507        (206,804)     (1,261,840)
                                      ------------    ------------    ------------    ------------
CLASS C SHARES
Sold                                       279,197       2,567,087          75,812         595,381
Redeemed                                  (138,060)     (1,293,226)       (100,056)       (720,626)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) -- Class B         141,137       1,273,861         (24,244)       (125,245)
                                      ------------    ------------    ------------    ------------
CLASS D SHARES
Sold                                        49,710         482,507           1,262           9,367
Redeemed                                   (23,014)       (219,434)         (8,107)        (59,991)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) -- Class D          26,696         263,073          (6,845)        (50,624)
                                      ------------    ------------    ------------    ------------
Net increase (decrease) in Fund          1,058,901    $  9,823,966        (260,710)   $ (1,607,685)
                                      ============    ============    ============    ============

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                   -----------------------------------------------------
                                                     2004       2003       2002        2001        2000
                                                   -------    -------    -------     -------     -------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  8.60    $  6.69    $  8.17     $ 12.37     $ 11.54
                                                   -------    -------    -------     -------     -------
Income (loss) from investment operations:
  Net investment income++                             0.06       0.01       0.05        0.11        0.38
  Net realized and unrealized gain (loss)             1.14       1.90      (1.45)      (3.21)       1.83
                                                   -------    -------    -------     -------     -------
Total income (loss) from investment operations        1.20       1.91      (1.40)      (3.10)       2.21
                                                   -------    -------    -------     -------     -------

Less dividends and distributions from:
  Net investment income                                  -          -      (0.08)      (0.31)      (0.29)
  Net realized gain                                      -          -          -       (0.79)      (1.09)
                                                   -------    -------    -------     -------     -------
Total dividends and distributions                        -          -      (0.08)      (1.10)      (1.38)
                                                   -------    -------    -------     -------     -------

Net asset value, end of period                     $  9.80    $  8.60    $  6.69     $  8.17     $ 12.37
                                                   =======    =======    =======     =======     =======

TOTAL RETURN+                                        13.95%     28.55%    (17.44)%    (27.24)%     20.16%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                              0.24%      0.23%      0.24%       0.23%       0.24%
Net investment income                                 0.72%      0.16%      0.50%       0.91%       3.35%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $ 1,896    $   890    $   846     $   976     $ 1,493
Portfolio turnover rate                                 46%        87%       163%        177%        434%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE      NET INVESTMENT
     PERIOD ENDED:                   RATIO     INCOME (LOSS) RATIO
     -------------                  -------    -------------------
     SEPTEMBER 30, 2004              0.64%            0.32%
     SEPTEMBER 30, 2003              0.67%           (0.28)%
     SEPTEMBER 30, 2002              0.63%            0.11%
     SEPTEMBER 30, 2001              0.57%            0.57%
     SEPTEMBER 30, 2000              0.67%            2.92%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                   -----------------------------------------------------
                                                     2004       2003       2002        2001        2000
                                                   -------    -------    -------     -------     -------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  8.44    $  6.62    $  8.09     $ 12.28     $ 11.46
                                                   -------    -------    -------     -------     -------
Income (loss) from investment operations:
  Net investment income (loss)++                      0.00      (0.05)     (0.02)       0.01        0.30
  Net realized and unrealized gain (loss)             1.11       1.87      (1.44)      (3.16)       1.81
                                                   -------    -------    -------     -------     -------
Total income (loss) from investment operations        1.11       1.82      (1.46)      (3.15)       2.11
                                                   -------    -------    -------     -------     -------

Less dividends and distributions from:
  Net investment income                                  -          -      (0.01)      (0.25)      (0.20)
  Net realized gain                                      -          -          -       (0.79)      (1.09)
                                                   -------    -------    -------     -------     -------
Total dividends and distributions                        -          -      (0.01)      (1.04)      (1.29)
                                                   -------    -------    -------     -------     -------

Net asset value, end of period                     $  9.55    $  8.44    $  6.62     $  8.09     $ 12.28
                                                   =======    =======    =======     =======     =======

TOTAL RETURN+                                        13.15%     27.49%    (18.05)%    (27.79)%     19.29%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                              1.00%      1.00%      1.00%       1.00%       1.00%
Net investment income (loss)                         (0.04)%    (0.61)%    (0.26)%      0.14%       2.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $32,309    $21,804    $18,474     $26,364     $28,974
Portfolio turnover rate                                 46%        87%       163%        177%        434%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE      NET INVESTMENT
     PERIOD ENDED:                   RATIO     INCOME (LOSS) RATIO
     -------------                  -------    -------------------
     SEPTEMBER 30, 2004              1.40%           (0.44)%
     SEPTEMBER 30, 2003              1.44%           (1.05)%
     SEPTEMBER 30, 2002              1.39%           (0.65)%
     SEPTEMBER 30, 2001              1.34%           (0.20)%
     SEPTEMBER 30, 2000              1.43%            2.16%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                   -----------------------------------------------------
                                                     2004       2003       2002        2001        2000
                                                   -------    -------    -------     -------     -------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  8.45    $  6.63    $  8.08     $ 12.29     $ 11.52
                                                   -------    -------    -------     -------     -------
Income (loss) from investment operations:
  Net investment income (loss)++                      0.00      (0.05)     (0.02)       0.01        0.31
  Net realized and unrealized gain (loss)             1.10       1.87      (1.42)      (3.17)       1.80
                                                   -------    -------    -------     -------     -------
Total income (loss) from investment operations        1.10       1.82      (1.44)      (3.16)       2.11
                                                   -------    -------    -------     -------     -------

Less dividends and distributions from:
  Net investment income                                  -          -      (0.01)      (0.26)      (0.25)
  Net realized gain                                      -          -          -       (0.79)      (1.09)
                                                   -------    -------    -------     -------     -------
Total dividends and distributions                        -          -      (0.01)      (1.05)      (1.34)
                                                   -------    -------    -------     -------     -------

Net asset value, end of period                     $  9.55    $  8.45    $  6.63     $  8.08     $ 12.29
                                                   =======    =======    =======     =======     =======

TOTAL RETURN+                                        13.02%     27.45%    (18.00)%    (27.79)%     19.23%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                              1.00%      1.00%      1.00%       1.00%       1.00%
Net investment income (loss)                         (0.04)%    (0.61)%    (0.26)%      0.14%       2.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $ 4,314    $ 2,623    $ 2,218     $ 2,643     $ 1,954
Portfolio turnover rate                                 46%        87%       163%        177%        434%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE      NET INVESTMENT
     PERIOD ENDED:                   RATIO     INCOME (LOSS) RATIO
     -------------                  -------    -------------------
     SEPTEMBER 30, 2004              1.40%           (0.44)%
     SEPTEMBER 30, 2003              1.44%           (1.05)%
     SEPTEMBER 30, 2002              1.39%           (0.65)%
     SEPTEMBER 30, 2001              1.34%           (0.20)%
     SEPTEMBER 30, 2000              1.43%            2.16%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                   -----------------------------------------------------
                                                     2004       2003       2002        2001        2000
                                                   -------    -------    -------     -------     -------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  8.64    $  6.71    $  8.19     $ 12.39     $ 11.56
                                                   -------    -------    -------     -------     -------
Income (loss) from investment operations:
  Net investment income++                             0.09       0.03       0.07        0.13        0.48
  Net realized and unrealized gain (loss)             1.14       1.90      (1.45)      (3.21)       1.75
                                                   -------    -------    -------     -------     -------
Total income (loss) from investment operations        1.23       1.93      (1.38)      (3.08)       2.23
                                                   -------    -------    -------     -------     -------

Less dividends and distributions from:
  Net investment income                                  -          -      (0.10)      (0.33)      (0.31)
  Net realized gain                                      -          -          -       (0.79)      (1.09)
                                                   -------    -------    -------     -------     -------
Total dividends and distributions                        -          -      (0.10)      (1.12)      (1.40)
                                                   -------    -------    -------     -------     -------

Net asset value, end of period                     $  9.87    $  8.64    $  6.71     $  8.19     $ 12.39
                                                   =======    =======    =======     =======     =======

TOTAL RETURN+                                        14.24%     28.76%    (17.18)%    (27.07)%     20.39%

RATIOS TO AVERAGE NET ASSETS(1)(2)(3):
Expenses                                                 -%         -%         -%          -%          -%
Net investment income                                 0.96%      0.39%      0.74%       1.14%       3.59%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $   344    $    70    $   100     $    93     $    37
Portfolio turnover rate                                 46%        87%       163%        177%        434%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME
     (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                    EXPENSE      NET INVESTMENT
     PERIOD ENDED:                   RATIO     INCOME (LOSS) RATIO
     -------------                  -------    -------------------
     SEPTEMBER 30, 2004              0.40%            0.56%
     SEPTEMBER 30, 2003              0.44%           (0.05)%
     SEPTEMBER 30, 2002              0.39%            0.35%
     SEPTEMBER 30, 2001              0.34%            0.80%
     SEPTEMBER 30, 2000              0.43%            3.16%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Fund of Funds -- Domestic Portfolio (the "Fund"), including the portfolio of investments, as of September 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Fund of Funds -- Domestic Portfolio as of September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 15, 2004

MORGAN STANLEY FUND OF FUNDS -- DOMESTIC PORTFOLIO
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                           TERM OF                                 IN FUND
                                         POSITION(S)     OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT     TIME SERVED*    DURING PAST 5 YEARS**   BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  ------------  -------------   -----------------------  -------------  ---------------------
Michael Bozic (63)                       Trustee       Since           Private Investor;        208            Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP                April 1994      Director or Trustee of                  Steel Corporation.
Counsel to the Independent Trustees                                    the Retail Funds (since
919 Third Avenue                                                       April 1994) and the
New York, NY                                                           Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Vice Chairman
                                                                       of Kmart Corporation
                                                                       (December 1998-October
                                                                       2000), Chairman and
                                                                       Chief Executive Officer
                                                                       of Levitz Furniture
                                                                       Corporation (November
                                                                       1995-November 1998)
                                                                       and President and Chief
                                                                       Executive Officer of
                                                                       Hills Department Stores
                                                                       (May 1991-July 1995);
                                                                       formerly variously
                                                                       Chairman, Chief
                                                                       Executive Officer,
                                                                       President and Chief
                                                                       Operating Officer
                                                                       (1987-1991) of the
                                                                       Sears Merchandise Group
                                                                       of Sears, Roebuck & Co.

Edwin J. Garn (71)                       Trustee       Since           Managing Director of     208            Director of Franklin
c/o Summit Ventures LLC                                January 1993    Summit Ventures LLC;                    Covey (time
1 Utah Center                                                          Director or Trustee of                  management systems),
201 S. Main Street                                                     the Retail Funds (since                 BMW Bank of North
Salt Lake City, UT                                                     January 1993) and the                   America, Inc.
                                                                       Institutional Funds                     (industrial loan
                                                                       (since July 2003);                      corporation), United
                                                                       member of the Utah                      Space Alliance (joint
                                                                       Regional Advisory Board                 venture between
                                                                       of Pacific Corp.;                       Lockheed Martin and
                                                                       formerly United States                  the Boeing Company)
                                                                       Senator (R-Utah)                        and Nuskin Asia
                                                                       (1974-1992) and                         Pacific (multilevel
                                                                       Chairman, Senate                        marketing); member of
                                                                       Banking Committee                       the board of various
                                                                       (1980-1986), Mayor of                   civic and charitable
                                                                       Salt Lake City, Utah                    organizations.
                                                                       (1971-1974), Astronaut,
                                                                       Space Shuttle Discovery
                                                                       (April 12-19, 1985),
                                                                       and Vice Chairman,
                                                                       Huntsman Corporation
                                                                       (chemical company).

Wayne E. Hedien (70)                     Trustee       Since           Retired; Director or     208            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP                September       Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Trustees                    1997            Funds (since September                  mortgage insurance);
919 Third Avenue                                                       1997) and the                           Trustee and Vice
New York, NY                                                           Institutional Funds                     Chairman of The Field
                                                                       (since July 2003);                      Museum of Natural
                                                                       formerly associated                     History; director of
                                                                       with the Allstate                       various other
                                                                       Companies (1966-1994),                  business and
                                                                       most recently as                        charitable
                                                                       Chairman of The                         organizations.
                                                                       Allstate Corporation
                                                                       (March 1993-December
                                                                       1994) and Chairman and
                                                                       Chief Executive Officer
                                                                       of its wholly-owned
                                                                       subsidiary, Allstate
                                                                       Insurance Company (July
                                                                       1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                           TERM OF                                 IN FUND
                                         POSITION(S)     OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE            REGISTRANT     TIME SERVED*    DURING PAST 5 YEARS**   BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  ------------  --------------  -----------------------  -------------  ---------------------
Dr. Manuel H. Johnson (55)               Trustee       Since           Senior Partner, Johnson  208            Director of NVR, Inc.
c/o Johnson Smick International, Inc.                  July 1991       Smick International,                    (home construction);
2099 Pennsylvania Avenue, N.W.                                         Inc., a consulting                      Chairman and Trustee
Suite 950                                                              firm; Chairman of the                   of the Financial
Washington, D.C.                                                       Audit Committee and                     Accounting Foundation
                                                                       Director or Trustee of                  (oversight
                                                                       the Retail Funds (since                 organization of the
                                                                       July 1991) and the                      Financial Accounting
                                                                       Institutional Funds                     Standards Board);
                                                                       (since July 2003);                      Director of RBS
                                                                       Co-Chairman and a                       Greenwich Capital
                                                                       founder of the Group of                 Holdings (financial
                                                                       Seven Council (G7C), an                 holding company).
                                                                       international economic
                                                                       commission; formerly
                                                                       Vice Chairman of the
                                                                       Board of Governors of
                                                                       the Federal Reserve
                                                                       System and Assistant
                                                                       Secretary of the U.S.
                                                                       Treasury.

Joseph J. Kearns (62)                    Trustee       Since           President, Kearns &      209            Director of Electro
PMB754                                                 July 2003       Associates LLC                          Rent Corporation
23852 Pacific Coast Highway                                            (investment                             (equipment leasing),
Malibu, CA                                                             consulting); Deputy                     The Ford Family
                                                                       Chairman of the Audit                   Foundation, and the
                                                                       Committee and Director                  UCLA Foundation.
                                                                       or Trustee of the
                                                                       Retail Funds (since
                                                                       July 2003) and the
                                                                       Institutional Funds
                                                                       (since August
                                                                       1994); previously
                                                                       Chairman of the Audit
                                                                       Committee of the
                                                                       Institutional Funds
                                                                       (October 2001-July
                                                                       2003); formerly CFO of
                                                                       the J. Paul Getty
                                                                       Trust.

Michael E. Nugent (68)                   Trustee       Since           General Partner of       208            Director of various
c/o Triumph Capital, L.P.                              July 1991       Triumph Capital, L.P.,                  business
445 Park Avenue                                                        a private investment                    organizations.
New York, NY                                                           partnership; Chairman
                                                                       of the Insurance
                                                                       Committee and Director
                                                                       or Trustee of the
                                                                       Retail Funds (since
                                                                       July 1991) and the
                                                                       Institutional Funds
                                                                       (since July 2001);
                                                                       formerly Vice
                                                                       President, Bankers
                                                                       Trust Company and BT
                                                                       Capital Corporation
                                                                       (1984-1988).

Fergus Reid (72)                         Trustee       Since           Chairman of Lumelite     209            Trustee and Director
c/o Lumelite Plastics Corporation                      July 2003       Plastics Corporation;                   of certain investment
85 Charles Colman Blvd.                                                Chairman of the                         companies in the
Pawling, NY                                                            Governance Committee                    JPMorgan Funds
                                                                       and Director or Trustee                 complex managed by
                                                                       of the Retail Funds                     J.P. Morgan
                                                                       (since July 2003) and                   Investment Management
                                                                       the Institutional Funds                 Inc.
                                                                       (since June 1992).

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                           TERM OF                                 IN FUND
                                         POSITION(S)     OFFICE AND                                COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH       LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
           INTERESTED TRUSTEE            REGISTRANT     TIME SERVED*    DURING PAST 5 YEARS**   BY TRUSTEE***     HELD BY TRUSTEE
---------------------------------------  ------------  --------------  -----------------------  -------------  ---------------------
Charles A. Fiumefreddo (71)              Chairman of   Since           Chairman and Director    208            None
c/o Morgan Stanley Trust                 the Board     July 1991       or Trustee of the
Harborside Financial Center,             and Trustee                   Retail Funds (since
Plaza Two,                                                             July 1991) and the
Jersey City, NJ                                                        Institutional Funds
                                                                       (since July 2003);
                                                                       formerly Chief
                                                                       Executive Officer of
                                                                       the Retail Funds (until
                                                                       September 2002).

James F. Higgins (56)                    Trustee       Since           Director or Trustee of   208            Director of AXA
c/o Morgan Stanley Trust                               June 2000       the Retail Funds (since                 Financial, Inc. and
Harborside Financial Center,                                           June 2000) and the                      The Equitable Life
Plaza Two,                                                             Institutional Funds                     Assurance Society of
Jersey City, NJ                                                        (since July 2003);                      the United States
                                                                       Senior Advisor of                       (financial services).
                                                                       Morgan Stanley (since
                                                                       August 2000); Director
                                                                       of the Distributor and
                                                                       Dean Witter Realty
                                                                       Inc.; previously
                                                                       President and Chief
                                                                       Operating Officer of
                                                                       the Private Client
                                                                       Group of Morgan Stanley
                                                                       (May 1999-August 2000),
                                                                       and President and Chief
                                                                       Operating Officer of
                                                                       Individual Securities
                                                                       of Morgan Stanley
                                                                       (February 1997-May
                                                                       1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                              TERM OF
                                         POSITION(S)        OFFICE AND
    NAME, AGE AND ADDRESS OF             HELD WITH           LENGTH OF
        EXECUTIVE OFFICER                REGISTRANT         TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------   -------------------   ----------------   -----------------------------------------------------
Mitchell M. Merin (51)              President             Since May 1999     President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                  Stanley Investment Management Inc.; President,
New York, NY                                                                 Director and Chief Executive Officer of the
                                                                             Investment Manager and Morgan Stanley Services;
                                                                             Chairman and Director of the Distributor; Chairman
                                                                             and Director of the Transfer Agent; Director of
                                                                             various Morgan Stanley subsidiaries; President of the
                                                                             Institutional Funds (since July 2003) and President
                                                                             of the Retail Funds (since May 1999); Trustee (since
                                                                             July 2003) and President (since December 2002) of the
                                                                             Van Kampen Closed-End Funds; Trustee (since May 1999)
                                                                             and President (since October 2002) of the Van Kampen
                                                                             Open-End Funds.

Ronald E. Robison (65)              Executive Vice        Since April 2003   Principal Executive Officer-Office of the Funds
1221 Avenue of the Americas         President and                            (since November 2003); Managing Director of Morgan
New York, NY                        Principal                                Stanley & Co. Incorporated, Managing Director of
                                    Executive                                Morgan Stanley; Managing Director, Chief
                                    Officer                                  Administrative Officer and Director of the Investment
                                                                             Manager and Morgan Stanley Services; Chief Executive
                                                                             Officer and Director of the Transfer Agent; Managing
                                                                             Director and Director of the Distributor; Executive
                                                                             Vice President and Principal Executive Officer of the
                                                                             Institutional Funds (since July 2003) and the Retail
                                                                             Funds (since April 2003); Director of Morgan Stanley
                                                                             SICAV (since May 2004); previously President and
                                                                             Director of the Retail Funds (March 2001-July 2003)
                                                                             and Chief Global Operations Officer and Managing
                                                                             Director of Morgan Stanley Investment Management Inc.

Joseph J. McAlinden (61)            Vice President        Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                                  Investment Manager and Morgan Stanley Investment
New York, NY                                                                 Management Inc., Director of the Transfer Agent,
                                                                             Chief Investment Officer of the Van Kampen Funds;
                                                                             Vice President of the Institutional Funds (since July
                                                                             2003) and the Retail Funds (since July 1995).

Barry Fink (49)                     Vice President        Since              General Counsel (since May 2000) and Managing
1221 Avenue of the Americas                               February 1997      Director (since December 2000) of Morgan Stanley
New York, NY                                                                 Investment Management; Managing Director (since
                                                                             December 2000), Secretary (since February 1997) and
                                                                             Director (since July 1998) of the Investment Manager
                                                                             and Morgan Stanley Services; Vice President of the
                                                                             Retail Funds; Assistant Secretary of Morgan Stanley
                                                                             DW; Vice President of the Institutional Funds (since
                                                                             July 2003); Managing Director, Secretary and Director
                                                                             of the Distributor; previously Secretary (February
                                                                             1997-July 2003) and General Counsel (February
                                                                             1997-April 2004) of the Retail Funds; Vice President
                                                                             and Assistant General Counsel of the Investment
                                                                             Manager and Morgan Stanley Services (February
                                                                             1997-December 2001).

Amy R. Doberman (42)                Vice President        Since July 2004    Managing Director and General Counsel, U.S.
1221 Avenue of the Americas                                                  Investment Management; Managing Director of Morgan
New York, NY                                                                 Stanley Investment Management Inc. and the Investment
                                                                             Manager, Vice President of the Institutional and
                                                                             Retail Funds (since July 2004); previously, Managing
                                                                             Director and General Counsel - Americas, UBS Global
                                                                             Asset Management (July 2000 - July 2004) and General
                                                                             Counsel, Aeltus Investment Management, Inc. (January
                                                                             1997 - July 2000).

Stefanie V. Chang (37)              Vice President        Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated, Morgan Stanley Investment Management
New York, NY                                                                 Inc., and the Investment Manager; Vice President of
                                                                             the Institutional Funds (since December 1997) and the
                                                                             Retail Funds (since July 2003); formerly practiced
                                                                             law with the New York law firm of Rogers & Wells (now
                                                                             Clifford Chance US LLP).

                                                              TERM OF
                                         POSITION(S)        OFFICE AND
    NAME, AGE AND ADDRESS OF             HELD WITH           LENGTH OF
        EXECUTIVE OFFICER                REGISTRANT         TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------   -------------------   ----------------   -----------------------------------------------------
Francis J. Smith (39)               Treasurer and         Treasurer since    Executive Director of the Investment Manager and
c/o Morgan Stanley Trust            Chief Financial       July 2003 and      Morgan Stanley Services (since December 2001);
Harborside Financial Center,        Officer               Chief Financial    previously, Vice President of the Retail Funds
Plaza Two,                                                Officer since      (September 2002-July 2003), and Vice President of the
Jersey City, NJ                                           September 2002     Investment Manager and Morgan Stanley Services
                                                                             (August 2000-November 2001) and Senior Manager at
                                                                             PricewaterhouseCoopers LLP (January 1998-August
                                                                             2000).

Thomas F. Caloia (58)               Vice President        Since July 2003    Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                     Assistant Treasurer of the Investment Manager, the
Harborside Financial Center,                                                 Distributor and Morgan Stanley Services; previously
Plaza Two,                                                                   Treasurer of the Retail Funds (April 1989-July 2003);
Jersey City, NJ                                                              formerly First Vice President of the Investment
                                                                             Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37)                 Secretary             Since July 2003    Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated, Morgan Stanley Investment Management
New York, NY                                                                 Inc. and the Investment Manager; Secretary of the
                                                                             Institutional Funds (since June 1999) and the Retail
                                                                             Funds (since July 2003); formerly practiced law with
                                                                             the New York law firms of McDermott, Will & Emery and
                                                                             Skadden, Arps, Slate, Meagher & Flom LLP.

----------
   * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
     FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

36016RPT-RA04-00752P-Y09/04

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                FUND OF FUNDS --
                                                              DOMESTIC PORTFOLIO


                                                                   ANNUAL REPORT
                                                              SEPTEMBER 30, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004                                 REGISTRANT          COVERED ENTITIES(1)
           AUDIT FEES                           $  10,064             N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES              $     452 (2)         $  5,067,400 (2)
                TAX FEES                        $   5,215 (3)         $    545,053 (4)
                ALL OTHER FEES                  $       -             $          -
           TOTAL NON-AUDIT FEES                 $   5,667             $  5,612,453

           TOTAL                                $  15,731             $  5,612,453

           2003                                 REGISTRANT          COVERED ENTITIES(1)
           AUDIT FEES                           $   9,309             N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES              $     684 (2)         $  1,086,576 (2)
                TAX FEES                        $   5,417 (3)         $    252,500 (4)
                ALL OTHER FEES                  $       -             $          - (5)
           TOTAL NON-AUDIT FEES                 $   6,101             $  1,339,076

           TOTAL                                $  15,410             $  1,339,076

       N/A- Not applicable, as not required by Item 4.

       (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
       (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
       (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
       (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
       (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

  1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

  2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

  3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

  7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

  8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

  9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

  10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

       MORGAN STANLEY RETAIL FUNDS
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley & Co. Incorporated
       Morgan Stanley DW Inc.
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Van Kampen Asset Management
       Morgan Stanley Services Company, Inc.
       Morgan Stanley Distributors Inc.
       Morgan Stanley Trust FSB

       MORGAN STANLEY INSTITUTIONAL FUNDS
       Morgan Stanley Investment Management Inc.
       Morgan Stanley Investment Advisors Inc.
       Morgan Stanley Investment Management Limited
       Morgan Stanley Investment Management Private Limited
       Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
       Morgan Stanley & Co. Incorporated
       Morgan Stanley Distribution, Inc.
       Morgan Stanley AIP GP LP
       Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds - Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fund of Funds - Domestic Portfolio

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 3, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 3, 2005